Financial Assets - Contractual Maturity Schedule of Available-for-Sale Securities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 1,058,957	¥ 870,533
Debt securities [member]
Disclosure of financial assets [line items]
Available-for-sale securities	509,791	496,590
Debt securities [member] | Not later than one year [member]
Disclosure of financial assets [line items]
Available-for-sale securities	26,075	11,511
Debt securities [member] | Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	155,110	170,606
Debt securities [member] | Later than five years and not later than ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	226,421	214,826
Debt securities [member] | After ten years [member]
Disclosure of financial assets [line items]
Available-for-sale securities	¥ 102,185	¥ 99,647